Note 9 - Goodwill and Other Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2020	$49
2021	49
2022	49
2023	49
2024	49
Thereafter	74
Total	$319